Operating segments - Major customers (Details) - customer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments
Number of customers exceeding ten percent of revenue	0	1	1
Major customer one | PS
Disclosure of operating segments
Percentage of entity's revenue		16.30%	13.00%